Document And Entity Information	Feb. 15, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Feb. 15, 2024
Entity Registrant Name	CAMBIUM NETWORKS CORP
Entity Central Index Key	0001738177
Entity Emerging Growth Company	true
Entity File Number	001-38952
Entity Incorporation, State or Country Code	E9
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	c/o Cambium Networks, Inc.
Entity Address, Address Line Two	3800 Golf Road, Suite 360
Entity Address, City or Town	Rolling Meadows
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60008
City Area Code	345
Local Phone Number	814-7600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	true
Title of 12(b) Security	Ordinary shares, $0.0001 par value
Trading Symbol	CMBM
Security Exchange Name	NASDAQ
Amendment Description	Cambium Networks Corporation ("Cambium" or the "Company") is filing this Amendment No. 1 to its Current Report on Form 8-K, filed with the Securities and Exchange Commission (the "SEC") on February 15, 2024 (the "Prior Report"), in order to update the financial information for the three-month period and year ended December 31, 2023 included in Exhibit 99.1 to the Prior Report (the "Original Earnings Release") to reflect an increase to the valuation allowance against its deferred tax assets and an increase to the loss on supplier commitments. Subsequent to issuing the Original Earnings Release, the Company determined it needed to recognize an additional valuation allowance against its deferred tax assets of $11.5 million due to the intercompany relationship between Cambium's entities and a loss at the Company's UK entity and an additional loss on supplier commitments of $2.3 million due to additional components identified which required a reserve. An updated version of the Original Earnings Release and the included Quarterly and Full Year selected information tables, Condensed Consolidated Balance Sheets, Condensed Consolidated Statements of Operations, Condensed Consolidated Statements of Cash Flows, Supplement Schedule of Non-GAAP Adjusted EBITDA and Reconciliation of GAAP Financial Measures to Non-GAAP Financial Measures have been corrected on Exhibit 99.1 to this Amendment No. 1.